Options - Schedule of Company’s Equity-Based Awards Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 684	$ 418	$ 363
Research and development [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	296	185	216
Sales and marketing [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	137	20	41
General and administrative [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 251	$ 213	$ 106